Basis of Presentation	12 Months Ended
Jun. 30, 2017
Pro Forma [Member]
Basis of Presentation
1.	Basis of Presentation

The following unaudited pro forma consolidated financial statements of Akoustis Technologies, Inc., (the “Company”) and the acquired assets from The Research Foundation for the State University of New York (“RF-SUNY”) and Fuller Road Management Corporation (“FRMC”), an affiliate of RF-SUNY (“Acquired Assets”) are provided to assist you in your analysis of the financial aspects of the proposed consolidated entity on a non-generally accepted accounting principle basis.

The unaudited pro forma consolidated statements of operations for the fiscal year ended June 30, 2016 and the nine months ended March 31, 2017 combined the historical statements of operations of the Company for the fiscal year ended June 30, 2016 with the fiscal year end special purpose combined statements of revenues and direct expenses of the Acquired Assets and the nine-month period ended March 31, 2017 of the Company and the nine-month period ended March 31, 2017 of the Acquired Assets.

The unaudited pro forma condensed combined balance sheet combines the historical balance sheets of the Company and the Acquired Assets as of March 31, 2017.

The pro forma is presented as if the below transaction was accounted for as an acquisition.